Parametric
Tax-Managed Emerging Markets Fund
March 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 99.9%
Security	Shares	Value
Argentina — 1.1%
Banco BBVA Argentina SA ADR(1)	11,711	$ 212,203
Banco Macro SA ADR(1)	1,900	143,469
Central Puerto SA ADR(1)	18,400	204,056
CRESUD SA ADR(1)	6,765	74,753
Despegar.com Corp.(1)(2)	6,849	128,693
IRSA Inversiones y Representaciones SA ADR(1)	16,761	216,217
Loma Negra Cia Industrial Argentina SA ADR(1)	13,400	147,266
MercadoLibre, Inc.(1)	940	1,833,818
Pampa Energia SA ADR(1)	6,575	507,590
Telecom Argentina SA ADR(1)(2)	17,600	179,344
Transportadora de Gas del Sur SA, Class B ADR(1)	16,270	430,504
YPF SA ADR(1)	29,664	1,039,427
		$ 5,117,340
Bahrain — 0.5%
Al Salam Bank BSC	3,824,079	$ 2,011,924
GFH Financial Group BSC	956,057	285,646
		$ 2,297,570
Bangladesh — 0.4%
Al-Arafah Islami Bank PLC	356,656	$ 68,931
Bangladesh Export Import Co. Ltd.(1)(3)	260,017	168,899
Beximco Pharmaceuticals Ltd.	79,073	64,510
British American Tobacco Bangladesh Co. Ltd.	21,052	56,057
GrameenPhone Ltd.	72,336	191,250
Jamuna Oil Co. Ltd.	50,340	72,262
Khulna Power Co. Ltd.	231,595	24,527
LafargeHolcim Bangladesh PLC	194,809	72,789
LankaBangla Finance PLC	629,970	95,882
Meghna Petroleum Ltd.	38,062	64,182
Olympic Industries Ltd.	50,610	61,055
Padma Oil Co. Ltd.	25,811	38,400
Pubali Bank PLC	449,986	106,466
Social Islami Bank PLC	1,537,392	127,265
Square Pharmaceuticals PLC	292,370	526,299
Summit Power Ltd.	372,759	45,290
Titas Gas Transmission & Distribution Co. Ltd.	163,853	27,903
Unique Hotel & Resorts PLC	394,668	132,201
United Commercial Bank PLC	1,306,891	117,452
		$ 2,061,620
Botswana — 0.5%
First National Bank of Botswana Ltd.	1,246,418	$ 467,003
Security	Shares	Value
Botswana (continued)
Letshego Africa Holdings Ltd.(1)	2,688,951	$ 206,187
Sechaba Breweries Holdings Ltd.	731,999	1,711,018
		$ 2,384,208
Brazil — 5.4%
Adecoagro SA(2)	20,500	$ 228,985
Allos SA	33,689	112,937
AMBEV SA	504,825	1,194,287
Arcos Dorados Holdings, Inc., Class A(2)	25,165	202,830
Atacadao SA	63,000	80,041
Azzas 2154 SA	45,866	196,920
B3 SA - Brasil Bolsa Balcao	107,755	229,240
Banco Bradesco SA, PFC Shares	112,930	250,738
Banco BTG Pactual SA	19,700	116,340
Banco do Brasil SA	55,200	272,689
BB Seguridade Participacoes SA	13,800	97,458
BRF SA	83,000	286,244
CCR SA	119,400	243,552
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	65,766	511,934
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	48,898	873,318
Cia Energetica de Minas Gerais, PFC Shares	149,760	269,263
Cia Siderurgica Nacional SA ADR(2)	51,900	86,673
Cogna Educacao SA(1)	419,300	153,570
Construtora Tenda SA	23,300	56,347
Cosan SA	75,536	97,821
Cury Construtora e Incorporadora SA	51,000	219,410
Cyrela Brazil Realty SA Empreendimentos e Participacoes	64,624	270,661
Direcional Engenharia SA	19,100	105,199
Embraer SA(1)	54,100	623,343
Energisa SA	12,000	84,115
Eneva SA(1)	96,900	200,883
Engie Brasil Energia SA	12,825	86,752
Equatorial Energia SA	54,600	306,180
Fleury SA	139,995	287,033
Gerdau SA, PFC Shares	80,620	228,589
GPS Participacoes e Empreendimentos SA(4)	35,800	81,870
Grendene SA	79,100	76,238
Grupo Mateus SA	59,000	70,100
Hapvida Participacoes e Investimentos SA(1)(4)	1,218,857	472,040
Hypera SA	106,400	361,165
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	34,500	77,386
Isa Energia Brasil SA, PFC Shares	19,852	77,718
Itau Unibanco Holding SA, PFC Shares	85,682	471,621
Itausa SA, PFC Shares	102,576	169,868

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Brazil (continued)
JBS SA	79,002	$ 569,141
JHSF Participacoes SA	167,870	122,965
Klabin SA, PFC Shares	258,500	169,874
Localiza Rent a Car SA	68,732	404,579
Lojas Renner SA	290,040	621,610
Magazine Luiza SA(1)	82,400	146,564
Marcopolo SA, PFC Shares	60,600	64,992
Marfrig Global Foods SA	42,100	133,240
Metalurgica Gerdau SA, PFC Shares	56,400	88,458
MRV Engenharia e Participacoes SA(1)	179,000	160,290
Multiplan Empreendimentos Imobiliarios SA	27,000	106,932
Natura & Co. Holding SA	55,700	97,511
NU Holdings Ltd., Class A(1)	46,800	479,232
Odontoprev SA	89,700	164,107
Oncoclinicas do Brasil Servicos Medicos SA(1)	127,700	135,836
Pet Center Comercio e Participacoes SA	86,100	61,409
Petroleo Brasileiro SA, PFC Shares	394,891	2,571,502
Prio SA(1)	29,300	204,355
Raia Drogasil SA	165,652	553,001
Raizen SA, PFC Shares	528,400	171,304
Rede D'Or Sao Luiz SA(4)	196,000	968,588
Rumo SA	122,099	347,054
Santos Brasil Participacoes SA	39,500	92,132
Sendas Distribuidora SA	157,100	207,578
Sitios Latinoamerica SAB de CV(1)(2)	4	1
SLC Agricola SA	44,700	145,698
Smartfit Escola de Ginastica e Danca SA	59,800	213,989
StoneCo Ltd., Class A(1)	7,900	82,792
Suzano SA	31,841	295,396
Telefonica Brasil SA	99,305	867,153
TIM SA	195,075	615,330
TOTVS SA	125,300	732,725
Transmissora Alianca de Energia Eletrica SA	40,076	236,392
Ultrapar Participacoes SA	73,348	219,924
Vale SA	191,818	1,905,928
Vibra Energia SA	271,264	845,197
Vivara Participacoes SA	53,500	186,476
VTEX, Class A(1)	15,900	80,613
WEG SA	119,728	950,027
YDUQS Participacoes SA	58,400	118,101
		$ 25,969,354
Bulgaria — 0.3%
Bulgartabac Holding AD(1)	3,450	$ 5,483
Security	Shares	Value
Bulgaria (continued)
Industrial Holding Bulgaria PLC(1)	443,968	$ 432,061
Sopharma AD	246,595	780,159
		$ 1,217,703
Chile — 2.5%
Aguas Andinas SA, Class A, Series A	522,654	$ 188,414
Banco de Chile	6,307,082	834,102
Banco de Credito e Inversiones SA	9,960	368,230
Banco Santander Chile ADR(2)	23,249	530,077
CAP SA(1)	14,684	79,683
Cencosud SA	359,193	1,097,383
Cencosud Shopping SA	182,938	359,468
Cia Cervecerias Unidas SA ADR(2)	23,700	360,240
Cia Sud Americana de Vapores SA	10,549,689	577,775
Colbun SA	1,586,584	223,078
Embotelladora Andina SA, Class B, Series B ADR(2)	23,172	513,260
Empresa Nacional de Telecomunicaciones SA	66,525	203,879
Empresas CMPC SA	283,375	465,485
Empresas COPEC SA	104,873	723,384
Enel Americas SA	5,220,130	508,008
Enel Chile SA	6,569,086	432,107
Engie Energia Chile SA(1)	118,694	122,153
Falabella SA	276,610	1,153,875
Inversiones Aguas Metropolitanas SA	149,380	132,314
Parque Arauco SA	182,081	362,717
Plaza SA	94,688	195,957
Quinenco SA	108,178	421,665
Ripley Corp. SA(1)	1,148,747	438,918
Sociedad Quimica y Minera de Chile SA ADR(2)	29,600	1,176,008
SONDA SA	446,505	189,467
Vina Concha y Toro SA	162,058	207,344
		$ 11,864,991
China — 15.1%
AAC Technologies Holdings, Inc.	70,500	$ 430,133
Agricultural Bank of China Ltd., Class H	323,000	194,519
Air China Ltd., Class H(1)(2)	366,000	230,767
Akeso, Inc.(1)(4)	38,000	374,441
Alibaba Group Holding Ltd. ADR	13,463	1,780,213
Alibaba Health Information Technology Ltd.(1)(2)	550,000	334,642
Aluminum Corp. of China Ltd., Class H	534,000	334,969
Anhui Conch Cement Co. Ltd., Class H	186,000	526,050
ANTA Sports Products Ltd.	47,143	518,337
Baidu, Inc. ADR(1)(2)	5,200	478,556
Bank of China Ltd., Class H	844,275	509,902
Bank of Communications Co. Ltd., Class H	369,000	329,744

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
Baoshan Iron & Steel Co. Ltd., Class A	104,100	$ 103,277
BeiGene Ltd. ADR(1)	4,425	1,204,352
Beijing Enterprises Holdings Ltd.	95,500	361,591
Beijing Enterprises Water Group Ltd.	806,000	232,668
Beijing Haixin Energy Technology Co. Ltd., Class A(1)	85,280	37,448
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	234,800	180,355
BOE Technology Group Co. Ltd., Class A	353,900	202,621
BYD Co. Ltd., Class H	13,672	692,302
BYD Electronic International Co. Ltd.	92,500	482,291
CGN Power Co. Ltd., Class H(4)	1,143,000	357,873
Changchun High-Tech Industry Group Co. Ltd., Class A	11,600	156,657
Chaozhou Three-Circle Group Co. Ltd., Class A	49,900	272,971
China CITIC Bank Corp. Ltd., Class H	153,000	120,014
China Conch Venture Holdings Ltd.	132,000	131,428
China Construction Bank Corp., Class H	722,745	640,471
China Everbright Environment Group Ltd.	262,148	116,000
China Feihe Ltd.(4)	117,000	88,284
China Gas Holdings Ltd.	340,800	310,754
China Hongqiao Group Ltd.(2)	202,500	418,898
China International Marine Containers Group Co. Ltd., Class H	105,261	77,091
China Life Insurance Co. Ltd., Class H	106,000	204,896
China Mengniu Dairy Co. Ltd.	163,000	402,597
China Merchants Bank Co. Ltd., Class H	56,000	332,022
China Merchants Port Holdings Co. Ltd.	84,000	144,433
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A(3)	935,252	0
China Nonferrous Mining Corp. Ltd.	118,000	85,609
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	77,200	241,510
China Oilfield Services Ltd., Class H	266,000	220,083
China Overseas Land & Investment Ltd.	346,360	619,969
China Petroleum & Chemical Corp., Class H	3,344,200	1,764,409
China Power International Development Ltd.	694,000	261,750
China Railway Group Ltd., Class H	400,000	176,953
China Resources Beer Holdings Co. Ltd.	112,000	404,707
China Resources Gas Group Ltd.	79,400	236,873
China Resources Land Ltd.	262,611	871,135
China Resources Pharmaceutical Group Ltd.(4)	221,500	144,001
China Resources Power Holdings Co. Ltd.	272,000	647,054
China Shenhua Energy Co. Ltd., Class H	431,574	1,750,787
China Southern Airlines Co. Ltd., Class H(1)	562,500	256,375
China State Construction International Holdings Ltd.	180,000	232,990
China Tourism Group Duty Free Corp. Ltd., Class A	11,076	92,012
China Vanke Co. Ltd., Class H(1)(2)	452,317	322,363
China Yangtze Power Co. Ltd., Class A	196,200	752,420
Chinasoft International Ltd.(2)	272,000	184,676
Security	Shares	Value
China (continued)
CITIC Ltd.	415,000	$ 512,214
CITIC Securities Co. Ltd., Class H	43,500	114,014
CMOC Group Ltd., Class H	1,020,000	843,145
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(2)	330,000	267,257
COSCO SHIPPING Holdings Co. Ltd., Class H	350,294	552,703
Country Garden Services Holdings Co. Ltd.	153,425	136,468
CRRC Corp. Ltd., Class H	327,000	204,012
CSPC Pharmaceutical Group Ltd.	924,560	587,608
Daqo New Energy Corp. ADR(1)(2)	5,500	99,605
Dongyue Group Ltd.(2)	189,000	221,482
East Money Information Co. Ltd., Class A	35,789	111,603
ESR Group Ltd.(4)	328,000	515,322
Fufeng Group Ltd.(2)	162,000	127,113
Full Truck Alliance Co. Ltd. ADR	36,500	466,105
Ganfeng Lithium Group Co. Ltd., Class A	23,100	108,017
Ganfeng Lithium Group Co. Ltd., Class H(2)(4)	72,000	195,994
GCL Technology Holdings Ltd.(1)(2)	568,000	71,788
GDS Holdings Ltd., Class A(1)	34,300	108,486
GEM Co. Ltd., Class A	124,200	111,599
Giant Biogene Holding Co. Ltd.(4)	29,200	265,520
GoerTek, Inc., Class A	14,500	52,426
Great Wall Motor Co. Ltd., Class H	154,259	270,530
Guangdong Investment Ltd.	294,829	217,063
Guanghui Energy Co. Ltd., Class A	306,545	257,276
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	46,000	100,519
Haier Smart Home Co. Ltd., Class A	85,729	323,642
Hansoh Pharmaceutical Group Co. Ltd.(4)	176,000	553,932
Hengan International Group Co. Ltd.	39,500	110,406
Hua Hong Semiconductor Ltd.(2)(4)	66,000	266,235
Huadian Power International Corp. Ltd., Class H	448,000	260,998
Huadong Medicine Co. Ltd., Class A	30,560	154,516
Hualan Biological Engineering, Inc., Class A	59,670	127,823
Huaneng Power International, Inc., Class H	764,000	443,203
Huayu Automotive Systems Co. Ltd., Class A	82,100	205,189
Hundsun Technologies, Inc., Class A	23,173	90,003
Iflytek Co. Ltd., Class A	37,950	250,079
Industrial & Commercial Bank of China Ltd., Class H	619,000	441,706
Industrial Bank Co. Ltd., Class A	17,782	53,063
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	34,300	132,822
Innovent Biologics, Inc.(1)(4)	90,000	541,517
J&T Global Express Ltd.(1)	194,600	141,598
JD Health International, Inc.(1)(4)	63,250	270,084
JD Logistics, Inc.(1)(4)	77,200	124,756
JD.com, Inc., Class A	38,150	784,804
Jiangsu Expressway Co. Ltd., Class H	268,000	318,523

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	53,872	$ 364,764
Jiangsu Yanghe Distillery Co. Ltd., Class A	15,400	161,962
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	38,750	186,311
Jiangxi Copper Co. Ltd., Class H	255,000	448,722
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	41,300	117,537
KE Holdings, Inc. ADR	71,400	1,434,426
Kingboard Holdings Ltd.	71,200	203,549
Kingdee International Software Group Co. Ltd.(1)	244,000	415,385
Kingsoft Corp. Ltd.	44,400	216,234
Kunlun Energy Co. Ltd.	510,000	498,356
Kweichow Moutai Co. Ltd., Class A	4,910	1,057,557
Legend Biotech Corp. ADR(1)	5,317	180,406
Lenovo Group Ltd.	414,000	562,610
Li Ning Co. Ltd.	70,312	144,317
Longfor Group Holdings Ltd.(4)	155,000	196,118
LONGi Green Energy Technology Co. Ltd., Class A	241,144	527,381
Luxshare Precision Industry Co. Ltd., Class A	21,651	122,499
Luzhou Laojiao Co. Ltd., Class A	7,900	141,471
Maanshan Iron & Steel Co. Ltd., Class H(1)	1,305,000	312,796
Meituan, Class B(1)(4)	53,141	1,069,328
MMG Ltd.(1)	1,232,000	425,122
NARI Technology Co. Ltd., Class A	96,652	291,929
NAURA Technology Group Co. Ltd., Class A	4,000	230,558
NetEase, Inc. ADR	7,200	741,024
Ningxia Baofeng Energy Group Co. Ltd., Class A	41,400	82,978
Orient Overseas International Ltd.	8,500	125,823
PDD Holdings, Inc. ADR(1)	4,900	579,915
PetroChina Co. Ltd., Class H	2,370,300	1,921,739
PICC Property & Casualty Co. Ltd., Class H	130,000	240,722
Ping An Insurance Group Co. of China Ltd., Class H	75,046	447,946
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	145,015	172,059
Poly Developments and Holdings Group Co. Ltd., Class A	74,600	84,948
Sanan Optoelectronics Co. Ltd., Class A	53,900	88,635
SDIC Power Holdings Co. Ltd., Class A	112,800	224,426
Shandong Gold Mining Co. Ltd., Class A	86,844	323,713
Shandong Gold Mining Co. Ltd., Class H(2)(4)	116,500	278,205
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	276,400	212,037
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(2)	98,500	189,710
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	173,400	249,583
Shenergy Co. Ltd., Class A	227,799	279,983
Shenwan Hongyuan Group Co. Ltd., Class A	139,900	95,214
Shenzhen Energy Group Co. Ltd., Class A	290,352	253,993
Shenzhen Inovance Technology Co. Ltd., Class A	37,700	354,604
Security	Shares	Value
China (continued)
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	7,400	$ 238,815
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	56,300	254,987
Sichuan Chuantou Energy Co. Ltd., Class A	152,000	336,352
Silergy Corp.	8,000	92,926
Sino Biopharmaceutical Ltd.	1,422,750	687,933
Sinopec Oilfield Service Corp., Class H(1)	2,725,500	232,040
Sinopec Shanghai Petrochemical Co. Ltd., Class H(1)	1,272,000	197,853
Sinopharm Group Co. Ltd., Class H	138,800	322,099
Sinotruk Hong Kong Ltd.	50,500	137,164
SITC International Holdings Co. Ltd.	84,000	228,408
Smoore International Holdings Ltd.(2)(4)	115,000	196,485
Sunny Optical Technology Group Co. Ltd.	43,400	400,644
TBEA Co. Ltd., Class A	100,584	166,768
TCL Technology Group Corp., Class A	410,080	251,618
Tencent Holdings Ltd.	91,511	5,847,178
Tingyi (Cayman Islands) Holding Corp.	278,000	466,723
TravelSky Technology Ltd., Class H	93,000	138,092
Trip.com Group Ltd. ADR	8,800	559,504
Tsingtao Brewery Co. Ltd., Class H	70,000	504,083
Uni-President China Holdings Ltd.	290,000	333,809
Wanhua Chemical Group Co. Ltd., Class A	41,920	388,689
Want Want China Holdings Ltd.	391,000	246,237
Weichai Power Co. Ltd., Class H	222,200	467,986
WH Group Ltd.(4)	573,500	526,590
Wuliangye Yibin Co. Ltd., Class A	21,600	391,533
WuXi Biologics Cayman, Inc.(1)(4)	129,500	452,918
Xiaomi Corp., Class B(1)(4)	438,801	2,776,614
Xinyi Glass Holdings Ltd.(2)	132,000	130,588
Xinyi Solar Holdings Ltd.	432,000	166,931
Yangzijiang Financial Holding Ltd.	316,000	186,659
Yangzijiang Shipbuilding Holdings Ltd.	186,200	326,786
Yankuang Energy Group Co. Ltd., Class H	639,600	663,889
Youngor Fashion Co. Ltd., Class A	80,800	89,934
Yuexiu Property Co. Ltd.(2)	109,000	74,369
Yunnan Baiyao Group Co. Ltd., Class A	20,557	160,895
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	5,500	153,268
Zhaojin Mining Industry Co. Ltd., Class H(2)	278,000	555,299
Zhejiang Expressway Co. Ltd., Class H	274,000	223,657
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	77,088	165,875
Zhuzhou CRRC Times Electric Co. Ltd., Class H	60,800	252,405
Zijin Mining Group Co. Ltd., Class H	546,000	1,245,914
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	209,800	154,348
ZTE Corp., Class H(2)	172,939	533,597
		$ 72,877,068

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Colombia — 0.7%
Bancolombia SA	23,816	$ 267,659
Bancolombia SA ADR, PFC Shares	10,200	410,040
Cementos Argos SA	273,378	669,390
Ecopetrol SA	2,047,309	1,015,822
Geopark Ltd.(2)	11,800	95,344
Grupo de Inversiones Suramericana SA	27,218	276,606
Interconexion Electrica SA ESP	110,389	504,168
		$ 3,239,029
Croatia — 0.7%
Adris Grupa DD, PFC Shares	6,147	$ 419,421
Arena Hospitality Group DD	2,091	79,197
Atlantic Grupa DD	2,113	111,123
Ericsson Nikola Tesla DD	881	175,049
Hrvatski Telekom DD	25,199	1,186,489
Koncar-Elektroindustrija DD	284	143,241
Plava Laguna DD	217	75,093
Podravka Prehrambena Ind DD	2,414	373,550
Valamar Riviera DD	93,891	568,780
Zagrebacka Banka DD	6,564	197,416
		$ 3,329,359
Czech Republic — 0.8%
CEZ AS	52,673	$ 2,609,981
Colt CZ Group SE	5,528	174,080
Komercni Banka AS	10,317	500,169
Moneta Money Bank AS(4)	32,701	207,872
Philip Morris CR AS	276	214,161
		$ 3,706,263
Egypt — 0.6%
Abou Kir Fertilizers & Chemical Industries	131,900	$ 148,306
Commercial International Bank - Egypt (CIB)	425,736	694,126
Eastern Co. SAE	901,970	593,049
EFG Holding SAE(1)	329,280	179,063
E-Finance for Digital & Financial Investments	496,808	167,502
Egyptian International Pharmaceutical Industries Co.	37,035	37,079
ElSewedy Electric Co.	321,993	518,933
Madinet Masr For Housing & Development	728,217	65,665
Misr Fertilizers Production Co. SAE	171,600	138,345
Oriental Weavers	309,329	142,522
Talaat Moustafa Group	268,673	282,115
		$ 2,966,705
Estonia — 0.6%
Tallink Grupp AS	2,725,569	$ 1,888,827
Security	Shares	Value
Estonia (continued)
TKM Grupp AS	87,200	$ 896,721
		$ 2,785,548
Ghana — 0.3%
Aluworks Ltd.(1)(3)	5,176,100	$ 0
CalBank PLC(1)	341,902	16,293
GCB Bank PLC(1)	931,046	423,529
Societe Generale Ghana PLC(1)	1,345,362	138,624
Standard Chartered Bank Ghana PLC	210,466	353,040
Unilever Ghana PLC	249,000	313,573
		$ 1,245,059
Greece — 1.4%
Aegean Airlines SA	6,052	$ 78,762
Alpha Services and Holdings SA	115,150	276,570
Athens Water Supply & Sewage Co. SA	7,175	46,200
Costamare, Inc.	13,966	137,426
Eurobank Ergasias Services and Holdings SA, Class A	228,361	613,437
GEK TERNA SA	9,891	205,717
Hellenic Telecommunications Organization SA	55,732	906,685
Helleniq Energy Holdings SA	23,858	197,419
Holding Co. ADMIE IPTO SA	39,952	126,079
HUUUGE, Inc.(1)(4)	13,930	68,702
JUMBO SA	22,835	626,030
LAMDA Development SA(1)	8,969	65,460
Metlen Energy & Metals SA	12,114	533,874
Motor Oil (Hellas) Corinth Refineries SA	25,480	610,563
National Bank of Greece SA	60,470	621,509
OPAP SA	39,177	778,285
Public Power Corp. SA	23,724	356,238
Titan Cement International SA	12,757	589,131
		$ 6,838,087
Hungary — 0.6%
Magyar Telekom Telecommunications PLC	60,229	$ 263,142
MOL Hungarian Oil & Gas PLC	100,132	789,631
OTP Bank Nyrt	14,418	970,070
Richter Gedeon Nyrt	33,234	917,022
		$ 2,939,865
Iceland — 0.5%
Alvotech SA(1)	18,000	$ 174,060
Arion Banki Hf.(4)	210,165	242,761
Brim Hf.(1)	523,945	265,398
Eik Fasteignafelag Hf.	1,131,355	104,862
Eimskipafelag Islands Hf.	20,268	64,062

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Iceland (continued)
Festi Hf.	203,114	$ 455,499
Hagar Hf.	396,887	301,132
Heimar Hf.	236,668	64,188
Icelandair Group Hf.(1)	4,838,238	39,347
Islandsbanki Hf.(1)	101,860	94,999
Kvika banki Hf.	595,941	70,396
Olgerdin Egill Skallagrims Hf.(1)	893,270	123,086
Reitir Fasteignafelag Hf.(1)	82,656	65,370
Sildarvinnslan Hf.	274,152	173,364
Siminn Hf.	2,013,433	218,234
Sjova-Almennar Tryggingar Hf.	328,847	114,251
Syn Hf.(1)	166,726	38,801
		$ 2,609,810
India — 7.3%
ABB India Ltd.	2,412	$ 155,667
ACC Ltd.	3,567	80,740
Adani Enterprises Ltd.	8,725	235,298
Adani Green Energy Ltd.(1)	9,292	102,235
Adani Ports & Special Economic Zone Ltd.	13,219	182,018
Adani Power Ltd.(1)	37,179	219,737
Adani Total Gas Ltd.	22,093	154,573
Alkem Laboratories Ltd.	3,800	216,457
Apollo Hospitals Enterprise Ltd.	3,512	271,244
Ashok Leyland Ltd.	75,540	179,074
Asian Paints Ltd.	13,099	357,890
Astral Ltd.	4,133	62,424
Aurobindo Pharma Ltd.(1)	23,200	313,855
Avenue Supermarts Ltd.(1)(4)	4,100	195,500
Axis Bank Ltd.	25,838	331,436
Bajaj Auto Ltd.	1,140	104,649
Bajaj Finance Ltd.	2,000	208,378
Bharat Forge Ltd.	14,994	203,962
Bharat Petroleum Corp. Ltd.	73,200	237,061
Bharti Airtel Ltd.	138,700	2,803,999
Biocon Ltd.	15,452	61,625
Bosch Ltd.	952	315,084
Britannia Industries Ltd.	3,000	172,848
CG Power & Industrial Solutions Ltd.	24,000	178,277
Cipla Ltd.	26,154	439,515
Colgate-Palmolive (India) Ltd.	4,100	114,464
Container Corp. of India Ltd.	11,788	95,014
Cummins India Ltd.	1,875	66,555
Dabur India Ltd.	16,400	96,982
Divi's Laboratories Ltd.	6,919	466,229
DLF Ltd.	38,758	306,361
Security	Shares	Value
India (continued)
Dr. Lal PathLabs Ltd.(4)	4,214	$ 121,799
Dr. Reddy's Laboratories Ltd.	32,090	428,772
Eicher Motors Ltd.	3,700	230,819
Embassy Office Parks REIT	41,800	178,448
Fortis Healthcare Ltd.	43,036	350,020
GAIL (India) Ltd.	144,000	306,804
GlaxoSmithKline Pharmaceuticals Ltd.	6,312	211,889
Glenmark Pharmaceuticals Ltd.	12,558	225,610
Godrej Consumer Products Ltd.	9,364	126,636
Godrej Properties Ltd.(1)	7,252	179,229
Grasim Industries Ltd.	8,195	249,577
Havells India Ltd.	10,504	187,257
HCL Technologies Ltd.	42,337	784,306
HDFC Bank Ltd.	21,816	465,034
HDFC Life Insurance Co. Ltd.(4)	7,000	55,944
Hero MotoCorp Ltd.	7,524	326,516
Hindalco Industries Ltd.	29,400	233,293
Hindustan Aeronautics Ltd.(5)	5,400	262,387
Hindustan Petroleum Corp. Ltd.	73,122	306,081
Hindustan Unilever Ltd.	23,929	631,900
Hindustan Zinc Ltd.	27,461	147,313
ICICI Bank Ltd.	36,451	572,937
Indian Hotels Co. Ltd.	22,700	208,009
Indian Oil Corp. Ltd.	132,000	195,649
Indian Railway Catering & Tourism Corp. Ltd.	8,800	74,566
IndusInd Bank Ltd.	5,700	43,131
Info Edge India Ltd.	5,400	450,855
Infosys Ltd.	94,613	1,733,646
InterGlobe Aviation Ltd.(1)(4)	3,500	208,598
ITC Hotels Ltd.(1)	7,184	16,601
ITC Ltd.	71,847	343,299
Jindal Steel & Power Ltd.	26,049	275,673
Jio Financial Services Ltd.(1)	45,331	120,048
JSW Steel Ltd.	30,895	381,044
Kotak Mahindra Bank Ltd.	9,041	228,879
Larsen & Toubro Ltd.	11,538	469,207
Laurus Labs Ltd.(4)	18,991	135,771
LTIMindtree Ltd.(4)	2,744	143,347
Lupin Ltd.	13,532	320,411
Mahindra & Mahindra Ltd.	15,361	476,793
Marico Ltd.	24,500	186,376
Maruti Suzuki India Ltd.	3,087	414,696
Max Healthcare Institute Ltd.	25,200	322,326
Mphasis Ltd.	4,679	136,279
Nestle India Ltd.	8,650	227,288
NTPC Ltd.	178,878	743,693

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
Persistent Systems Ltd.	5,600	$ 359,383
Petronet LNG Ltd.	70,400	241,135
Phoenix Mills Ltd.	17,000	325,748
PI Industries Ltd.	3,875	154,951
Pidilite Industries Ltd.	4,200	139,765
Piramal Enterprises Ltd.	9,818	112,931
Power Grid Corp. of India Ltd.	139,964	473,660
PVR Inox Ltd.(1)	5,206	55,325
Reliance Industries Ltd.	171,624	2,551,589
SBI Life Insurance Co. Ltd.(4)	2,900	52,309
Siemens Ltd.	3,216	197,357
SRF Ltd.	3,242	111,181
State Bank of India GDR(5)	1,968	174,990
Sun Pharmaceutical Industries Ltd.	35,292	715,183
Tata Communications Ltd.	20,183	370,932
Tata Consultancy Services Ltd.	33,114	1,392,992
Tata Consumer Products Ltd.	22,090	257,835
Tata Elxsi Ltd.	1,500	91,135
Tata Motors Ltd.	22,186	173,953
Tata Power Co. Ltd.	113,900	497,421
Tata Steel Ltd.	197,542	352,890
Tech Mahindra Ltd.	27,077	446,619
Titan Co. Ltd.	11,734	418,758
Torrent Pharmaceuticals Ltd.	7,900	297,349
Trent Ltd.	3,000	185,968
Tube Investments of India Ltd.	2,704	87,164
United Spirits Ltd.	14,200	232,340
UPL Ltd.	25,559	189,815
Varun Beverages Ltd.	27,500	173,040
Vedanta Ltd.	52,000	280,214
Vodafone Idea Ltd.(1)	841,401	66,558
Voltas Ltd.	14,121	240,237
Wipro Ltd.	86,106	262,627
Zydus Life Sciences Ltd.	19,960	206,454
		$ 35,257,715
Indonesia — 2.4%
AKR Corporindo Tbk. PT	974,300	$ 64,411
Alamtri Resources Indonesia Tbk. PT	3,538,300	393,074
Amman Mineral Internasional PT(1)	681,500	220,086
Aneka Tambang Tbk. PT	1,547,400	152,269
Aspirasi Hidup Indonesia Tbk. PT	1,992,400	59,934
Astra Agro Lestari Tbk. PT	213,500	72,184
Astra International Tbk. PT	4,279,900	1,266,635
Bank Central Asia Tbk. PT	1,051,200	537,069
Bank Mandiri Persero Tbk. PT(1)	770,400	239,161
Security	Shares	Value
Indonesia (continued)
Bank Negara Indonesia Persero Tbk. PT(1)	373,400	$ 94,707
Bank Rakyat Indonesia Persero Tbk. PT	1,527,228	369,180
Barito Renewables Energy Tbk. PT	1,933,000	636,935
Bintang Oto Global Tbk. PT(1)	1,103,500	44,447
Bukalapak.com Tbk. PT(1)	14,207,700	121,613
Bukit Asam Tbk. PT	807,500	122,745
Chandra Asri Pacific Tbk. PT	724,200	314,671
Charoen Pokphand Indonesia Tbk. PT	579,700	153,311
Ciputra Development Tbk. PT	3,435,600	154,477
Elang Mahkota Teknologi Tbk. PT	3,975,100	129,714
GoTo Gojek Tokopedia Tbk. PT(1)	239,720,500	1,192,166
Gudang Garam Tbk. PT(1)	100,500	61,787
Indah Kiat Pulp & Paper Tbk. PT	574,600	169,920
Indocement Tunggal Prakarsa Tbk. PT	157,900	49,412
Indofood CBP Sukses Makmur Tbk. PT	340,600	208,634
Indofood Sukses Makmur Tbk. PT	819,000	350,905
Indosat Tbk. PT	1,579,200	138,183
Japfa Comfeed Indonesia Tbk. PT	594,100	71,800
Jasa Marga (Persero) Tbk. PT	295,500	70,863
Kalbe Farma Tbk. PT	8,791,300	602,755
Map Aktif Adiperkasa PT	2,430,400	96,745
MD Entertainment Tbk. PT	358,900	61,538
Medikaloka Hermina Tbk. PT(5)	2,797,800	179,337
Mitra Adiperkasa Tbk. PT	1,435,700	116,703
Mitra Keluarga Karyasehat Tbk. PT(5)	935,900	126,240
Perusahaan Gas Negara Tbk. PT	1,528,700	142,851
Petrindo Jaya Kreasi Tbk. PT(1)	312,100	121,042
Sarana Menara Nusantara Tbk. PT	4,365,400	132,556
Semen Indonesia Persero Tbk. PT	863,000	137,583
Sumber Alfaria Trijaya Tbk. PT	2,063,200	255,375
Surya Semesta Internusa Tbk. PT	1,059,800	52,985
Telkom Indonesia Persero Tbk. PT	6,423,900	932,941
Transcoal Pacific Tbk. PT	384,700	134,115
Unilever Indonesia Tbk. PT	677,300	51,584
United Tractors Tbk. PT	602,400	853,962
XL Axiata Tbk. PT	731,300	100,434
		$ 11,559,039
Jordan — 0.7%
Arab Bank PLC	167,454	$ 1,170,485
Arab Potash	13,801	580,376
Capital Bank of Jordan(1)	20,818	58,195
International General Insurance Holdings Ltd.	18,800	494,628
Jordan Ahli Bank	33,124	49,512
Jordan Islamic Bank	19,244	115,283
Jordan Petroleum Refinery Co.	74,590	578,230

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Jordan (continued)
Jordan Phosphate Mines	7,015	$ 173,776
Jordanian Electric Power Co.	64,308	211,476
		$ 3,431,961
Kazakhstan — 0.6%
Freedom Holding Corp.(1)	2,400	$ 317,208
Halyk Savings Bank of Kazakhstan JSC GDR(5)	55,809	1,376,669
Kaspi.KZ JSC ADR	3,710	344,473
KCell JSC GDR(1)(3)(5)	203,224	0
NAC Kazatomprom JSC GDR(5)	32,207	1,051,559
		$ 3,089,909
Kenya — 0.6%
ABSA Bank Kenya PLC	527,120	$ 77,189
East African Breweries PLC	413,976	574,223
Equity Group Holdings PLC	1,666,800	607,191
KCB Group PLC	804,860	261,195
Safaricom PLC	10,697,900	1,513,866
		$ 3,033,664
Kuwait — 1.4%
Agility Global PLC	731,742	$ 260,730
Agility Public Warehousing Co. KSC	365,871	297,781
Al Ahli Bank of Kuwait KSCP	100,908	101,004
Boubyan Bank KSCP	87,000	193,312
Boubyan Petrochemicals Co. KSCP	95,970	213,240
Gulf Bank KSCP	184,018	211,876
Gulf Cables & Electrical Industries Group Co. KSCP	13,228	85,664
Humansoft Holding Co. KSC	18,898	161,169
Kuwait Finance House KSCP	634,551	1,631,844
Kuwait International Bank KSCP	148,454	108,653
Mabanee Co. KPSC(1)	240,136	642,711
Mobile Telecommunications Co. KSCP	387,776	603,138
National Bank of Kuwait SAKP	521,493	1,770,038
National Industries Group Holding SAK	427,001	358,436
		$ 6,639,596
Lebanon — 0.0%
Bank Audi SAL GDR(1)(3)(5)	15,000	$ 0
		$ 0
Lithuania — 0.5%
Apranga PVA	85,161	$ 279,314
KN Energies AB	1,044,642	312,910
PST Group(1)	114,366	84,826
Security	Shares	Value
Lithuania (continued)
Rokiskio Suris	157,707	$ 715,660
Siauliu Bankas AB	931,034	949,647
		$ 2,342,357
Malaysia — 2.3%
Axiata Group Bhd.	192,175	$ 77,763
Bermaz Auto Bhd.	327,300	82,052
Bumi Armada Bhd.	605,000	75,274
CelcomDigi Bhd.	422,600	331,898
CIMB Group Holdings Bhd.	147,724	234,057
Dialog Group Bhd.	991,150	345,108
Fraser & Neave Holdings Bhd.	26,000	142,356
Gamuda Bhd.	342,600	326,164
Genting Bhd.	391,000	287,425
Genting Malaysia Bhd.	741,300	278,651
Greatech Technology Bhd.(1)	281,600	111,157
Hartalega Holdings Bhd.	367,000	156,966
Hibiscus Petroleum Bhd.	144,200	61,590
Hong Leong Bank Bhd.	26,500	120,583
IGB Real Estate Investment Trust	202,800	102,922
IHH Healthcare Bhd.	693,100	1,081,250
IJM Corp. Bhd.	72,240	34,394
Inari Amertron Bhd.	1,398,150	645,752
IOI Corp. Bhd.	160,200	131,880
ITMAX SYSTEM Bhd.	111,200	99,463
KPJ Healthcare Bhd.	443,100	266,561
Kuala Lumpur Kepong Bhd.	29,450	137,603
Mah Sing Group Bhd.	409,600	116,914
Malayan Banking Bhd.	132,286	302,022
Malaysian Pacific Industries Bhd.	16,600	71,941
Maxis Bhd.	297,300	227,574
MBM Resources Bhd.	63,400	77,747
MISC Bhd.	55,240	89,364
Mr DIY Group M Bhd.(4)	562,700	179,377
My EG Services Bhd.	173,700	35,897
Padini Holdings Bhd.	200,100	97,162
Petronas Chemicals Group Bhd.	106,800	87,478
Petronas Dagangan Bhd.	100,700	415,356
Petronas Gas Bhd.	50,974	194,117
PPB Group Bhd.	21,360	55,438
Press Metal Aluminium Holdings Bhd.	503,200	573,249
Public Bank Bhd.	342,790	342,136
QL Resources Bhd.	98,200	103,541
RHB Bank Bhd.	70,159	108,246
Riverstone Holdings Ltd.	446,600	308,474
SD Guthrie Bhd.	207,609	229,909

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Malaysia (continued)
Sime Darby Bhd.	217,645	$ 108,712
Sunway Bhd.	136,000	139,490
Sunway Real Estate Investment Trust	512,000	210,278
Supermax Corp. Bhd.(1)	1,629,120	263,365
Telekom Malaysia Bhd.	189,500	280,289
Tenaga Nasional Bhd.	132,831	401,230
TIME dotCom Bhd.	154,100	173,418
Top Glove Corp. Bhd.(1)	1,545,920	283,204
ViTrox Corp. Bhd.	213,500	145,749
VS Industry Bhd.	1,701,750	334,459
Yinson Holdings Bhd.	320,000	158,716
		$ 11,245,721
Mauritius — 0.7%
Alteo Ltd.	383,939	$ 115,351
CIEL Ltd.	3,055,969	647,549
CIM Financial Services Ltd.	471,828	164,867
IBL Ltd.	160,284	120,402
Lavastone Ltd.	2,649,077	82,784
Lighthouse Properties PLC	824,036	357,622
MCB Group Ltd.	93,106	964,904
Miwa Sugar Ltd.	383,939	83,768
Phoenix Beverages Ltd.	23,053	314,626
Rogers & Co. Ltd.	296,925	258,799
SBM Holdings Ltd.	806,564	111,004
Terra Mauricia Ltd.	84,900	40,648
United Basalt Products Ltd.	64,613	116,805
		$ 3,379,129
Mexico — 4.5%
Alfa SAB de CV, Class A, Series A(1)(2)	699,969	$ 545,213
Alsea SAB de CV	215,100	458,380
America Movil SAB de CV, Series B(2)	4,195,790	2,989,304
Arca Continental SAB de CV(2)	25,800	269,781
Cemex SAB de CV, Series CPO(2)	1,727,318	969,820
Coca-Cola Femsa SAB de CV	37,610	345,142
Concentradora Fibra Danhos SA de CV	243,100	265,617
Corp. Inmobiliaria Vesta SAB de CV(2)	229,100	524,821
El Puerto de Liverpool SAB de CV, Class C1(2)	119,200	559,173
Empresas ICA SAB de CV(1)(2)(3)	21,849	0
FIBRA Macquarie Mexico(4)	201,713	298,166
Fibra Uno Administracion SA de CV	598,067	698,468
Fomento Economico Mexicano SAB de CV, Series UBD	125,000	1,216,558
GCC SAB de CV	21,400	196,239
Genomma Lab Internacional SAB de CV, Class B	144,400	178,732
Gruma SAB de CV, Class B	13,000	233,707
Security	Shares	Value
Mexico (continued)
Grupo Aeroportuario del Centro Norte SAB de CV	52,500	$ 515,649
Grupo Aeroportuario del Pacifico SAB de CV, Class B(2)	61,900	1,143,507
Grupo Aeroportuario del Sureste SAB de CV, Class B	27,954	763,785
Grupo Bimbo SAB de CV, Series A(2)	137,408	372,585
Grupo Carso SAB de CV, Series A1(2)	91,500	533,141
Grupo Comercial Chedraui SA de CV(2)	17,000	95,531
Grupo Elektra SAB de CV	3,319	55,789
Grupo Financiero Banorte SAB de CV, Class O	98,000	680,390
Grupo Financiero Inbursa SAB de CV, Class O(1)(2)	266,716	599,653
Grupo Mexico SAB de CV, Series B	347,656	1,736,878
Grupo Televisa SAB, Series CPO(2)	318,600	109,913
Industrias Penoles SAB de CV(1)(2)	18,649	346,762
Kimberly-Clark de Mexico SAB de CV, Class A(2)	77,110	126,341
Megacable Holdings SAB de CV(2)	55,900	116,911
Nemak SAB de CV(1)(2)(4)	1,641,216	216,535
Ollamani SAB(1)(2)	13,023	28,948
Operadora De Sites Mexicanos SAB de CV, Class A1	233,764	166,089
Orbia Advance Corp. SAB de CV(2)	138,967	105,323
Prologis Property Mexico SA de CV	284,972	915,024
Promotora y Operadora de Infraestructura SAB de CV	34,350	346,077
Ternium SA ADR	7,422	231,270
Vista Energy SAB de CV ADR(1)	35,400	1,648,224
Wal-Mart de Mexico SAB de CV(2)	317,964	878,948
		$ 21,482,394
Morocco — 0.7%
Attijariwafa Bank	7,499	$ 545,138
Bank of Africa	4,006	81,646
Banque Centrale Populaire	4,384	128,647
Co. Sucrerie Marocaine et de Raffinage	18,969	446,266
Itissalat Al-Maghrib	57,814	735,184
Label Vie	283	130,728
LafargeHolcim Maroc SA	1,107	219,311
Managem SA	936	487,853
Societe d'Exploitation des Ports	5,955	462,970
TAQA Morocco SA	723	174,632
		$ 3,412,375
Oman — 0.5%
Al Anwar Ceramic Tiles Co. SAOG	72,000	$ 22,502
Bank Dhofar SAOG	230,857	89,053
Bank Muscat SAOG	1,226,680	806,332
Bank Nizwa SAOG	634,842	167,106
National Bank of Oman SAOG	263,458	192,277
Oman Cement Co. SAOG	99,831	103,365
Oman Flour Mills Co. SAOG	75,841	76,231

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Oman (continued)
Oman Telecommunications Co. SAOG	244,062	$ 538,963
Omani Qatari Telecommunications Co. SAOG	204,765	91,906
Renaissance Services SAOG	235,753	206,155
Sembcorp Salalah Power & Water Co. SAOG	377,934	96,450
Sohar International Bank SAOG	626,550	210,971
		$ 2,601,311
Pakistan — 0.6%
Engro Holdings Ltd.	147,139	$ 99,468
Fauji Fertilizer Co. Ltd.	167,205	222,186
Habib Bank Ltd.	133,780	73,249
Hub Power Co. Ltd.	481,781	253,001
IBEX Holdings Ltd.(1)	5,700	138,795
Lucky Cement Ltd.	54,383	291,304
Mari Energies Ltd.	106,939	259,842
MCB Bank Ltd.	142,514	143,227
Meezan Bank Ltd.	116,683	102,905
Millat Tractors Ltd.	78,763	168,022
Nishat Mills Ltd.	155,957	61,238
Oil & Gas Development Co. Ltd.	273,913	228,008
Pakistan Oilfields Ltd.	55,863	112,648
Pakistan Petroleum Ltd.	294,317	200,682
Pakistan State Oil Co. Ltd.	118,797	178,143
Systems Ltd.	127,873	248,934
TRG Pakistan Ltd.(1)	154,478	36,428
United Bank Ltd.	156,946	231,056
		$ 3,049,136
Panama — 0.3%
Banco Latinoamericano de Comercio Exterior SA, Class E	18,300	$ 669,780
Copa Holdings SA, Class A	6,374	589,340
		$ 1,259,120
Peru — 1.2%
Alicorp SAA(1)	36,694	$ 84,901
Cia de Minas Buenaventura SAA ADR	74,256	1,160,621
Credicorp Ltd.	9,496	1,767,775
Ferreycorp SAA	63,418	54,378
Orygen Peru SAA	158,058	107,991
Southern Copper Corp.	27,240	2,545,850
		$ 5,721,516
Philippines — 1.2%
Aboitiz Equity Ventures, Inc.	151,700	$ 87,505
Aboitiz Power Corp.	570,100	384,995
ACEN Corp.	1,854,088	98,686
Security	Shares	Value
Philippines (continued)
Alliance Global Group, Inc.	413,400	$ 43,906
Ayala Corp.	16,128	166,943
Ayala Land, Inc.	272,408	109,804
Ayala Land, Inc. GDR, PFC Shares(3)	3,534,608	0
Bank of the Philippine Islands	114,488	264,099
BDO Unibank, Inc.	111,964	300,038
Bloomberry Resorts Corp.	627,500	32,020
Century Pacific Food, Inc.	620,600	396,596
Globe Telecom, Inc.	5,509	216,281
International Container Terminal Services, Inc.	49,220	305,866
JG Summit Holdings, Inc.	298,772	86,405
Jollibee Foods Corp.	98,940	415,459
Manila Electric Co.	56,804	546,070
Megaworld Corp.	2,140,300	67,005
Metropolitan Bank & Trust Co.	78,099	99,791
Monde Nissin Corp.(4)	1,566,500	197,921
Nickel Asia Corp.	705,988	27,256
PLDT, Inc.	20,100	446,063
Puregold Price Club, Inc.	190,740	93,851
San Miguel Corp.	74,510	106,473
Semirara Mining & Power Corp.	321,220	197,961
SM Investments Corp.	37,080	511,497
SM Prime Holdings, Inc.	501,550	210,766
Universal Robina Corp.	175,710	215,662
		$ 5,628,919
Poland — 2.7%
Allegro.eu SA(1)(4)	67,467	$ 547,313
Asseco Poland SA	17,448	714,680
Bank Millennium SA(1)	32,516	118,995
Bank Polska Kasa Opieki SA	11,163	510,323
Budimex SA	5,686	835,039
CCC SA(1)	4,600	279,492
CD Projekt SA	17,459	959,429
Cyfrowy Polsat SA(1)	74,252	290,497
Dino Polska SA(1)(4)	10,788	1,259,190
Grupa Kety SA	1,884	403,719
InPost SA(1)	27,708	406,650
Jastrzebska Spolka Weglowa SA(1)	8,300	48,941
KGHM Polska Miedz SA	25,007	817,457
KRUK SA	1,376	134,718
LPP SA	216	985,592
mBank SA(1)	1,527	320,934
Neuca SA	578	109,752
Orange Polska SA	168,212	381,098
ORLEN SA	91,308	1,608,268

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Poland (continued)
PGE Polska Grupa Energetyczna SA(1)	140,840	$ 289,819
Powszechna Kasa Oszczednosci Bank Polski SA	51,293	1,001,521
Powszechny Zaklad Ubezpieczen SA	31,110	451,991
Santander Bank Polska SA	2,500	359,991
Tauron Polska Energia SA(1)	282,720	362,352
		$ 13,197,761
Qatar — 1.2%
Al Meera Consumer Goods Co. QSC	28,548	$ 118,155
Al Rayan Bank	186,973	115,408
Barwa Real Estate Co.	320,609	231,691
Commercial Bank PSQC	116,405	133,252
Gulf International Services QSC	460,440	387,676
Industries Qatar QSC	267,679	945,010
Medicare Group	83,820	103,980
Mesaieed Petrochemical Holding Co.	935,358	368,476
Ooredoo QPSC	112,086	363,177
Qatar Aluminum Manufacturing Co.	276,600	96,150
Qatar Electricity & Water Co. QSC	73,498	299,176
Qatar Fuel QSC	38,116	155,519
Qatar Gas Transport Co. Ltd.	621,419	793,488
Qatar Insurance Co. SAQ	126,000	63,316
Qatar International Islamic Bank QSC	65,027	181,758
Qatar Islamic Bank QPSC	70,363	396,456
Qatar National Bank QPSC	182,353	802,764
Qatar National Cement Co. QSC	53,503	51,495
United Development Co. QSC	491,981	138,873
Vodafone Qatar QSC	395,921	213,468
		$ 5,959,288
Romania — 0.6%
Banca Transilvania SA	91,338	$ 569,007
BRD-Groupe Societe Generale SA	33,206	134,421
OMV Petrom SA	6,202,475	995,133
Societatea Energetica Electrica SA	51,840	144,806
Societatea Nationala de Gaze Naturale ROMGAZ SA	577,224	750,913
Societatea Nationala Nuclearelectrica SA	18,481	159,294
Transgaz SA Medias	42,481	272,359
		$ 3,025,933
Russia(6) — 0.0%
Aeroflot PJSC(1)(3)	91,240	$ 0
Evraz PLC(1)(3)	124,952	0
Federal Grid Co.-Rosseti PJSC(1)(3)	202,080,946	0
GMK Norilskiy Nickel PAO(1)(3)	961,000	0
Inter RAO UES PJSC(1)(3)	13,202,001	0
Security	Shares	Value
Russia (continued)
Magnit PJSC(1)(3)	30,561	$ 0
Magnitogorsk Iron & Steel Works PJSC(1)(3)	240,670	0
Mobile TeleSystems PJSC(1)(3)	175,093	0
Moscow Exchange MICEX-RTS PJSC(1)(3)	55,681	0
Mosenergo PJSC(1)(3)	5,882,962	0
Novatek PJSC(1)(3)	64,840	0
OGK-2 PJSC(1)(3)	20,114,000	0
PhosAgro PJSC(1)(3)	5,758	0
PhosAgro PJSC GDR(1)(3)	112	0
PhosAgro PJSC GDR(1)(3)(5)	2	0
PIK-Spetsializirovannyy Zastroyshchik PAO(1)(3)	83,050	0
Rostelecom PJSC(1)(3)	154,538	0
RusHydro PJSC(1)(3)	51,763,952	0
Sberbank of Russia PJSC(1)(3)	371,510	0
Severstal PAO GDR(1)(3)(5)	40,244	0
Sistema AFK PAO(1)(3)	595,500	0
Surgutneftegas PAO, PFC Shares(1)(3)	388,817	0
Transneft PJSC, PFC Shares(1)(3)	7,000	0
Unipro PJSC(1)(3)	5,780,000	0
		$ 0
Saudi Arabia — 4.4%
Abdullah Al Othaim Markets Co.	80,310	$ 209,319
Advanced Petrochemical Co.(1)	6,812	56,122
Al Babtain Power & Telecommunication Co.	25,152	305,901
Al Hammadi Holding	27,426	302,874
Al Jouf Agricultural Development Co.	5,930	79,636
Al Rajhi Bank	38,410	1,042,650
Alandalus Property Co.(1)	23,113	144,713
Aldrees Petroleum and Transport Services Co.	9,885	365,678
Alinma Bank	33,521	273,634
Almarai Co. JSC	45,823	676,921
Arabian Centres Co. Ltd.(4)	26,200	143,557
Arabian Internet & Communications Services Co.	2,019	162,635
Arriyadh Development Co.	15,994	140,952
Bank AlBilad	20,837	205,129
Banque Saudi Fransi	30,802	152,202
Batic Investments and Logistic Co.(1)	116,000	86,440
Bawan Co.	19,236	269,198
Catrion Catering Holding Co.	10,213	335,616
Dallah Healthcare Co.	10,498	353,936
Dar Al Arkan Real Estate Development Co.(1)	105,317	599,501
Dr. Sulaiman Al Habib Medical Services Group Co.	21,511	1,597,031
Emaar Economic City(1)	38,334	146,311
Etihad Etisalat Co.	44,585	725,292
Jarir Marketing Co.	117,587	406,137

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Saudi Arabia (continued)
Leejam Sports Co. JSC	8,274	$ 332,219
Maharah Human Resources Co.	76,800	123,272
Middle East Healthcare Co.(1)	13,996	254,399
Mouwasat Medical Services Co.	26,503	530,142
Nahdi Medical Co.	4,265	130,790
National Agriculture Development Co.(1)	21,203	141,096
National Gas & Industrialization Co.	15,924	393,978
National Medical Care Co.	7,751	330,054
Riyad Bank	30,309	265,775
Riyad REIT Fund	60,724	102,004
SABIC Agri-Nutrients Co.	7,322	206,658
Sahara International Petrochemical Co.	13,750	76,154
Saudi Arabian Mining Co.(1)	37,091	455,153
Saudi Arabian Oil Co.(4)	271,406	1,933,433
Saudi Automotive Services Co.	21,798	394,704
Saudi Basic Industries Corp.	26,677	452,561
Saudi Ceramic Co.(1)	18,457	141,053
Saudi Chemical Co. Holding(1)	152,398	350,860
Saudi Electricity Co.	277,959	1,180,210
Saudi Ground Services Co.	28,577	391,344
Saudi Industrial Investment Group	13,394	55,420
Saudi Kayan Petrochemical Co.(1)	56,284	91,627
Saudi National Bank	47,512	452,758
Saudi Public Transport Co.(1)	15,777	73,229
Saudi Real Estate Co.(1)	42,607	272,335
Saudi Research & Media Group(1)	4,167	191,478
Saudi Telecom Co.	132,832	1,605,294
Saudia Dairy & Foodstuff Co.	4,222	337,969
Savola Group(1)	11,486	90,539
Seera Group Holding(1)	55,132	359,249
Sustained Infrastructure Holding Co.(1)	15,031	120,684
United Electronics Co.	18,141	454,371
United International Transportation Co.	6,221	137,347
Yanbu National Petrochemical Co.	8,737	80,551
		$ 21,290,095
Slovenia — 0.6%
Cinkarna Celje DD	1,730	$ 58,613
Krka DD Novo mesto	11,995	2,230,674
Luka Koper	475	24,130
Nova Ljubljanska Banka DD(4)	1,700	258,096
Petrol DD Ljubljana	5,640	262,125
Pozavarovalnica Sava DD	2,294	120,301
Zavarovalnica Triglav DD	1,969	100,053
		$ 3,053,992
Security	Shares	Value
South Africa — 5.6%
Altron Ltd., Class A	163,786	$ 184,175
Anglo American Platinum Ltd.(2)	3,440	138,351
Aspen Pharmacare Holdings Ltd.	193,502	1,731,609
AVI Ltd.	44,358	214,901
Barloworld Ltd.(2)	52,046	299,096
Bid Corp. Ltd.	45,434	1,089,558
Bidvest Group Ltd.(2)	178,962	2,306,466
Burstone Group Ltd.	204,859	92,373
Clicks Group Ltd.	35,599	659,364
Discovery Ltd.	21,152	230,650
Equites Property Fund Ltd.	201,368	154,984
Exxaro Resources Ltd.	104,812	848,692
FirstRand Ltd.	257,541	1,012,089
Fortress Real Estate Investments Ltd., Class B	294,436	302,353
Foschini Group Ltd.	27,249	185,047
Gold Fields Ltd.	57,741	1,275,712
Growthpoint Properties Ltd.	455,708	322,706
Harmony Gold Mining Co. Ltd.	38,900	569,679
Hyprop Investments Ltd.	154,616	352,120
Impala Platinum Holdings Ltd.(1)	54,907	378,000
Kumba Iron Ore Ltd.	7,137	121,905
Lesaka Technologies, Inc.(1)(2)	20,900	99,693
Life Healthcare Group Holdings Ltd.	371,186	280,514
Momentum Group Ltd.	55,756	95,105
Mr Price Group Ltd.	16,841	204,280
MTN Group Ltd.	399,744	2,688,989
MultiChoice Group(1)	52,660	315,859
Naspers Ltd., Class N	16,328	4,049,189
NEPI Rockcastle NV	96,719	700,349
Netcare Ltd.	423,193	304,278
Northam Platinum Holdings Ltd.(2)	26,725	191,318
Pick n Pay Stores Ltd.(1)(2)	61,328	92,128
PSG Financial Services Ltd.	311,088	307,252
Redefine Properties Ltd.	1,436,323	328,298
Resilient REIT Ltd.	80,290	248,686
Reunert Ltd.	55,719	184,183
SA Corporate Real Estate Ltd.	932,087	135,875
Sanlam Ltd.	47,771	215,747
Santam Ltd.	7,291	148,082
Sappi Ltd.	45,650	90,543
Sasol Ltd.(1)	27,126	113,659
Shoprite Holdings Ltd.	57,942	864,123
Sibanye Stillwater Ltd.(1)	170,171	194,142
SPAR Group Ltd.(1)(2)	30,000	193,946
Standard Bank Group Ltd.	30,572	399,464
Telkom SA SOC Ltd.(1)	68,155	138,504

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Africa (continued)
Thungela Resources Ltd.	33,593	$ 185,332
Tiger Brands Ltd.	16,500	250,347
Truworths International Ltd.	29,366	115,171
Vodacom Group Ltd.	94,111	646,492
Vukile Property Fund Ltd.	369,342	351,925
Woolworths Holdings Ltd.(2)	68,586	190,690
		$ 26,793,993
South Korea — 4.1%
ABLBio, Inc.(1)	6,502	$ 154,413
Alteogen, Inc.(1)	1,871	457,351
AMOREPACIFIC Corp.	2,754	190,793
AMOREPACIFIC Group	5,071	69,226
Celltrion Pharm, Inc.(1)	2,973	98,535
Celltrion, Inc.	10,311	1,191,080
Chabiotech Co. Ltd.(1)	4,545	33,566
Cheil Worldwide, Inc.	11,267	138,314
CJ CheilJedang Corp.	810	136,089
CJ Corp.	1,100	87,495
Cosmax, Inc.	1,200	134,628
Coupang, Inc.(1)	6,700	146,931
Coway Co. Ltd.	3,444	189,724
Daewoo Industrial Development Co. Ltd.(1)(3)	3,501	0
DL E&C Co. Ltd.	4,736	134,556
E-MART, Inc.	1,921	106,201
Green Cross Corp.	1,257	104,846
GS Holdings Corp.	2,483	62,276
GS P&L Co. Ltd.(1)	977	11,452
GS Retail Co. Ltd.	4,122	40,038
Hana Financial Group, Inc.	3,314	135,312
Hankook Tire & Technology Co. Ltd.	3,124	84,115
Hanmi Pharm Co. Ltd.	1,361	209,805
Hanmi Science Co. Ltd.	3,183	57,242
Hanmi Semiconductor Co. Ltd.	1,400	66,937
Hanwha Corp.	6,800	190,528
Hanwha Solutions Corp.	7,579	95,663
HD Hyundai Co. Ltd.	3,091	152,848
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,784	245,664
HLB Life Science Co. Ltd.(1)	7,250	31,128
HLB, Inc.(1)	3,400	127,812
HMM Co. Ltd.	6,394	85,383
Hotel Shilla Co. Ltd.(1)	2,448	64,351
HYBE Co. Ltd.	834	134,005
Hyosung TNC Corp.	213	31,532
Hyundai Engineering & Construction Co. Ltd.	3,203	78,699
Hyundai Glovis Co. Ltd.	2,744	210,971
Security	Shares	Value
South Korea (continued)
Hyundai Mobis Co. Ltd.	2,118	$ 376,908
Hyundai Motor Co.	4,179	564,457
Hyundai Steel Co.	3,100	52,916
ISU Petasys Co. Ltd.	2,740	68,554
JYP Entertainment Corp.	1,303	52,599
Kakao Corp.	8,513	226,944
Kangwon Land, Inc.(1)	9,384	106,718
KB Financial Group, Inc.	2,517	136,431
Kia Corp.	6,357	402,072
KIWOOM Securities Co. Ltd.	2,085	180,400
Kolmar Korea Co. Ltd.	1,614	69,337
Korea Zinc Co. Ltd.	295	156,211
Korean Air Lines Co. Ltd.	6,176	89,910
Krafton, Inc.(1)	1,400	320,166
KT&G Corp.	8,217	565,179
Kumho Petrochemical Co. Ltd.	1,229	101,487
L&F Co. Ltd.(1)	386	15,843
LG Chem Ltd.	1,592	267,718
LG Corp.	5,307	234,063
LG Display Co. Ltd.(1)	8,289	49,953
LG Electronics, Inc.	4,500	237,366
LG Energy Solution Ltd.(1)	298	68,257
LG H&H Co. Ltd.	913	194,500
LG Uplus Corp.	22,484	157,351
LigaChem Biosciences, Inc.(1)	1,888	123,010
Lotte Chemical Corp.	827	36,898
LS Corp.	761	55,354
Naver Corp.	7,085	925,894
NCSoft Corp.	883	89,932
NongShim Co. Ltd.	480	132,203
Orion Corp.	2,576	206,874
POSCO Holdings, Inc.	2,172	414,219
S-1 Corp.	2,867	125,972
Samsung Biologics Co. Ltd.(1)(4)	1,017	705,809
Samsung C&T Corp.	1,958	156,396
Samsung Electro-Mechanics Co. Ltd.	1,336	118,335
Samsung Electronics Co. Ltd.	76,595	3,036,644
Samsung SDI Co. Ltd.	1,002	129,491
Samyang Foods Co. Ltd.	677	397,552
Seegene, Inc.	3,878	58,397
Shinhan Financial Group Co. Ltd.	5,915	189,297
Shinsegae, Inc.	779	72,629
SK Biopharmaceuticals Co. Ltd.(1)	1,744	118,953
SK Chemicals Co. Ltd.	1,155	30,953
SK Hynix, Inc.	7,577	1,010,059
SK Innovation Co. Ltd.(1)	7,056	542,863

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
SK Telecom Co. Ltd.	3,158	$ 118,954
SK, Inc.	1,290	114,187
SKC Co. Ltd.(1)	921	65,360
ST Pharm Co. Ltd.	1,947	96,214
Yuhan Corp.	7,064	528,544
Zyle Motors Corp.(1)(3)	4,895	0
		$ 19,785,842
Sri Lanka — 0.6%
Access Engineering PLC	955,420	$ 124,312
Alumex PLC(1)	1,533,880	78,902
Ceylon Tobacco Co. PLC	47,722	217,348
Commercial Bank of Ceylon PLC	399,832	199,073
Dialog Axiata PLC	3,654,977	176,644
Hatton National Bank PLC	215,435	221,927
Hayleys PLC	255,312	117,979
Hemas Holdings PLC	342,755	139,038
John Keells Holdings PLC	7,672,550	523,358
Lanka IOC PLC	232,155	99,570
Melstacorp PLC	555,767	238,226
National Development Bank PLC	320,191	115,727
Nations Trust Bank PLC	187,375	120,521
Piramal Glass Ceylon PLC	683,370	79,222
Sampath Bank PLC	611,958	253,210
Teejay Lanka PLC	605,271	104,406
Tokyo Cement Co. Lanka PLC	278,632	60,986
		$ 2,870,449
Taiwan — 7.5%
Accton Technology Corp.	13,000	$ 230,321
Advantech Co. Ltd.	16,890	192,990
AirTAC International Group	10,000	253,966
ASE Technology Holding Co. Ltd.	77,247	339,479
Asia Cement Corp.	125,967	178,017
Asustek Computer, Inc.	18,174	338,148
AUO Corp.	145,600	59,612
Bizlink Holding, Inc.	17,602	273,602
Bora Pharmaceuticals Co. Ltd.	11,690	239,891
Caliway Biopharmaceuticals Co. Ltd.(1)	7,877	187,201
Catcher Technology Co. Ltd.	27,100	172,677
Cathay Financial Holding Co. Ltd.	193,989	361,990
Center Laboratories, Inc.	153,938	170,542
Chailease Holding Co. Ltd.	20,408	72,170
Charoen Pokphand Enterprise	28,000	83,320
Cheng Shin Rubber Industry Co. Ltd.	186,010	282,731
China Airlines Ltd.	272,963	186,577
Security	Shares	Value
Taiwan (continued)
China Petrochemical Development Corp.(1)	407,426	$ 90,691
China Steel Corp.	716,815	485,922
Chroma ATE, Inc.	20,000	174,766
Chung-Hsin Electric & Machinery Manufacturing Corp.	49,000	196,103
Chunghwa Telecom Co. Ltd.	437,780	1,700,724
Compal Electronics, Inc.	138,000	134,141
CTBC Financial Holding Co. Ltd.	284,000	341,462
Delta Electronics, Inc.	31,356	346,805
E Ink Holdings, Inc.	25,000	203,520
E.Sun Financial Holding Co. Ltd.	174,950	152,939
Eclat Textile Co. Ltd.	8,000	107,532
Elite Material Co. Ltd.	4,000	66,997
EVA Airways Corp.	223,334	274,792
Evergreen Marine Corp. Taiwan Ltd.	115,113	771,789
Far Eastern Department Stores Ltd.	176,642	129,867
Far Eastern New Century Corp.	470,313	469,644
Far EasTone Telecommunications Co. Ltd.	184,776	514,753
Feng Hsin Steel Co. Ltd.	40,000	82,006
Feng tay Enterprise Co. Ltd.	57,000	206,879
First Financial Holding Co. Ltd.	194,033	159,209
Formosa Chemicals & Fibre Corp.	218,000	172,702
Formosa Petrochemical Corp.	128,153	142,529
Formosa Plastics Corp.	200,959	223,297
Formosa Taffeta Co. Ltd.	193,000	105,023
Fubon Financial Holding Co. Ltd.	104,704	272,259
Fusheng Precision Co. Ltd.	12,000	126,582
Gamania Digital Entertainment Co. Ltd.	52,000	113,642
Giant Manufacturing Co. Ltd.	25,420	108,700
Globalwafers Co. Ltd.	7,000	67,983
Goldsun Building Materials Co. Ltd.	143,000	176,875
Grape King Bio Ltd.	17,000	72,507
Great Tree Pharmacy Co. Ltd.	14,000	67,551
Great Wall Enterprise Co. Ltd.	110,602	193,056
Highwealth Construction Corp.	260,661	343,919
Hiwin Technologies Corp.	19,233	141,746
Hon Hai Precision Industry Co. Ltd.	152,806	689,275
Hota Industrial Manufacturing Co. Ltd.	47,000	91,423
Hotai Motor Co. Ltd.	32,640	597,956
Hua Nan Financial Holdings Co. Ltd.	178,243	150,718
Huaku Development Co. Ltd.	36,300	121,084
Innolux Corp.	156,302	71,898
International Games System Co. Ltd.	36,000	847,587
Inventec Corp.	91,000	117,865
Kenda Rubber Industrial Co. Ltd.	112,351	89,514
KGI Financial Holding Co. Ltd.	290,000	151,445
Kinpo Electronics	229,000	150,552

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Largan Precision Co. Ltd.	2,042	$ 147,073
Lian HWA Food Corp.	21,000	81,361
Lien Hwa Industrial Holdings Corp.	118,102	174,416
Lite-On Technology Corp.	57,000	158,305
Lotus Pharmaceutical Co. Ltd.	41,000	276,753
Lumosa Therapeutics Co. Ltd.(1)	19,000	102,559
Makalot Industrial Co. Ltd.	14,280	132,520
MediaTek, Inc.	21,664	933,728
Medigen Vaccine Biologics Corp.(1)	60,000	87,810
Mega Financial Holding Co. Ltd.	198,358	240,435
Merida Industry Co. Ltd.	44,907	205,853
Micro-Star International Co. Ltd.	22,000	108,634
momo.com, Inc.	9,009	95,037
Nan Kang Rubber Tire Co. Ltd.	100,819	118,759
Nan Ya Plastics Corp.	418,378	381,178
Nanya Technology Corp.(1)	51,165	58,772
Nien Made Enterprise Co. Ltd.	27,000	324,122
Novatek Microelectronics Corp.	15,479	257,325
OBI Pharma, Inc.(1)	52,250	92,277
Pegatron Corp.	36,486	93,249
Pegavision Corp.	8,685	94,849
PharmaEngine, Inc.	25,000	72,896
PharmaEssentia Corp.(1)	29,000	457,359
Pharmally International Holding Co. Ltd.(1)(3)	38,000	0
Pou Chen Corp.	321,309	344,532
Poya International Co. Ltd.	7,000	101,123
President Chain Store Corp.	59,716	452,335
Quanta Computer, Inc.	35,000	243,518
Realtek Semiconductor Corp.	17,542	279,663
Ruentex Development Co. Ltd.	173,824	185,518
Ruentex Industries Ltd.	76,421	137,270
Sanyang Motor Co. Ltd.	131,000	279,597
Shanghai Commercial & Savings Bank Ltd.	105,184	143,857
Simplo Technology Co. Ltd.	12,652	143,379
SinoPac Financial Holdings Co. Ltd.	277,339	188,134
Synmosa Biopharma Corp.	103,941	104,874
Synnex Technology International Corp.	30,569	66,203
TA Chen Stainless Pipe Co. Ltd.	143,016	213,284
TaiMed Biologics, Inc.(1)	38,000	101,035
Tainan Spinning Co. Ltd.	359,407	146,158
Taishin Financial Holding Co. Ltd.	296,928	154,838
Taiwan Cooperative Financial Holding Co. Ltd.	235,824	172,032
Taiwan High Speed Rail Corp.	159,000	128,331
Taiwan Hon Chuan Enterprise Co. Ltd.	42,934	191,458
Taiwan Mobile Co. Ltd.	190,858	671,620
Taiwan Semiconductor Manufacturing Co. Ltd.	231,747	6,526,687
Security	Shares	Value
Taiwan (continued)
Tatung Co. Ltd.(1)	171,000	$ 211,860
TCC Group Holdings Co. Ltd.	288,497	279,942
TCI Co. Ltd.	17,000	74,799
Tong Yang Industry Co. Ltd.	86,000	335,833
TTY Biopharm Co. Ltd.	48,780	107,245
Tung Ho Steel Enterprise Corp.	49,000	105,570
Unimicron Technology Corp.	39,000	111,098
Uni-President Enterprises Corp.	557,588	1,359,727
United Integrated Services Co. Ltd.	8,000	111,377
United Microelectronics Corp.	188,323	263,317
Vanguard International Semiconductor Corp.	35,522	101,126
Voltronic Power Technology Corp.	3,000	140,287
Walsin Lihwa Corp.	326,980	229,025
Wan Hai Lines Ltd.	84,000	200,174
Wistron Corp.	95,000	278,499
Wiwynn Corp.	3,000	151,919
Yageo Corp.	7,683	113,159
Yang Ming Marine Transport Corp.	83,000	187,764
YFY, Inc.	101,000	86,977
Yieh Phui Enterprise Co. Ltd.	90,234	41,287
Yuanta Financial Holding Co. Ltd.	284,535	291,623
Yulon Motor Co. Ltd.	92,928	117,101
YungShin Global Holding Corp.	59,000	100,596
		$ 36,312,484
Thailand — 4.8%
Advanced Info Service PCL(7)	158,500	$ 1,288,895
Airports of Thailand PCL(7)	831,800	929,533
Amata Corp. PCL(7)	203,300	122,560
AP Thailand PCL(7)	549,560	122,639
Asset World Corp. PCL(7)	1,601,300	116,598
B.Grimm Power PCL(7)	139,300	42,166
Bangchak Corp. PCL(7)	112,600	126,789
Bangkok Airways PCL(7)	176,700	96,452
Bangkok Bank PCL(7)	42,500	185,220
Bangkok Chain Hospital PCL(7)	621,500	256,332
Bangkok Dusit Medical Services PCL, Class F(7)	2,210,500	1,421,593
Bangkok Expressway & Metro PCL(7)	1,507,454	240,836
Berli Jucker PCL(7)	120,700	80,854
BTS Group Holdings PCL(1)(7)	926,500	141,611
Bumrungrad Hospital PCL(7)	203,300	988,078
Cal-Comp Electronics (Thailand) PCL, Class F(7)	7,035,400	1,231,931
Carabao Group PCL(7)	53,100	89,273
Central Pattana PCL(7)	214,700	298,812
Central Plaza Hotel PCL(7)	111,800	94,944
Central Retail Corp. PCL(7)	552,700	408,930

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Thailand (continued)
CH. Karnchang PCL(7)	194,800	$ 79,647
Charoen Pokphand Foods PCL(7)	416,300	292,908
Chularat Hospital PCL(7)	3,340,700	167,710
CP ALL PCL(7)	441,900	646,436
CP Axtra PCL(7)	184,499	142,283
Delta Electronics (Thailand) PCL(7)	1,762,600	3,471,799
Electricity Generating PCL(7)	15,400	41,720
Gulf Energy Development PCL(3)(7)	757,700	1,116,555
Hana Microelectronics PCL(7)	291,200	138,380
Home Product Center PCL(7)	912,260	231,846
Indorama Ventures PCL(7)	737,871	426,538
Intouch Holdings PCL(3)(7)	125,500	302,348
Jaymart Group Holdings PCL(7)	296,700	77,893
Kasikornbank PCL(7)	62,500	298,621
KCE Electronics PCL(7)	123,300	57,646
Kiatnakin Phatra Bank PCL(7)	28,900	46,574
Krung Thai Bank PCL(7)	407,925	290,884
Mega Lifesciences PCL(7)	234,200	202,495
Minor International PCL(7)	896,936	699,442
Osotspa PCL(7)	196,800	78,564
Plan B Media PCL(7)	483,200	76,479
PTT Exploration & Production PCL(7)	197,016	678,616
PTT Global Chemical PCL(7)	417,905	213,026
PTT Oil & Retail Business PCL(7)	545,300	190,521
PTT PCL(7)	1,205,700	1,138,698
Quality Houses PCL(7)	1,804,283	82,114
Ratch Group PCL(7)	152,400	113,775
Samart Corp. PCL(1)(7)	377,300	76,923
Sansiri PCL(7)	1,825,800	76,591
SCB X PCL(7)	50,500	183,535
SCG Packaging PCL(7)	476,300	188,761
Siam Cement PCL(7)	112,511	519,095
Siam City Cement PCL(7)	30,000	140,688
Siam Global House PCL(7)	472,700	93,695
Sri Trang Agro-Industry PCL(7)	170,600	72,742
Sri Trang Gloves (Thailand) PCL(7)	634,100	133,496
Star Petroleum Refining PCL(7)	362,600	57,991
Supalai PCL(7)	148,400	70,106
SVI PCL(7)	380,300	82,353
Thai Beverage PCL(7)	920,000	348,344
Thai Union Group PCL(7)	480,092	154,702
Tipco Asphalt PCL(7)	223,400	93,674
TOA Paint (Thailand) PCL(7)	233,300	77,758
TPI Polene PCL(7)	2,914,200	83,267
True Corp. PCL(1)(7)	3,065,704	1,061,683
Security	Shares	Value
Thailand (continued)
TTW PCL(7)	236,900	$ 60,835
WHA Corp. PCL(7)	1,492,700	151,349
		$ 23,315,152
Tunisia — 0.6%
Attijari Bank	10,689	$ 254,054
Banque de Tunisie	113,230	186,632
Banque Internationale Arabe de Tunisie	9,030	285,850
Carthage Cement(1)	371,834	258,311
Euro Cycles SA	24,412	113,292
Poulina Group	91,623	324,345
Societe D'Articles Hygieniques SA	117,118	451,242
Societe Frigorifique et Brasserie de Tunis SA	158,405	614,065
Telnet Holding	44,345	107,012
Union Internationale de Banques SA	23,405	166,930
		$ 2,761,733
Turkey — 4.9%
Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim AS	243,500	$ 133,430
Akbank TAS	270,991	373,231
Akcansa Cimento AS	15,500	67,473
Akfen Yenilenebilir Enerji AS(1)	276,224	119,153
Aksa Akrilik Kimya Sanayii AS	527,196	155,276
Aksa Enerji Uretim AS	306,798	283,897
Alarko Holding AS	34,678	92,216
Alfa Solar Enerji Sanayi VE Ticaret AS	95,700	130,302
Anadolu Efes Biracilik Ve Malt Sanayii AS	39,166	172,477
Arcelik AS(1)	94,450	341,001
Aselsan Elektronik Sanayi Ve Ticaret AS	107,800	340,558
Aygaz AS	100,427	446,797
Baticim Bati Anadolu Cimento Sanayii AS(1)	552,513	63,678
BIM Birlesik Magazalar AS	111,133	1,342,054
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS(1)	10,600	103,527
Can2 Termik AS(1)	2,184,776	90,935
Cimsa Cimento Sanayi VE Ticaret AS	83,927	113,878
Coca-Cola Icecek AS	232,793	327,975
D-MARKET Elektronik Hizmetler ve Ticaret AS ADR(1)	49,300	140,505
Dogan Sirketler Grubu Holding AS	395,182	165,475
Dogus Otomotiv Servis ve Ticaret AS	35,707	215,730
EGE Endustri VE Ticaret AS	456	112,638
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(1)	1,985,507	676,893
Enerjisa Enerji AS(4)	255,322	384,534
Enerya Enerji AS	1,185,517	102,805
Enka Insaat ve Sanayi AS	171,636	287,402
Eregli Demir ve Celik Fabrikalari TAS	854,856	507,271
Fenerbahce Futbol AS(1)	27,500	35,025

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Turkey (continued)
Ford Otomotiv Sanayi AS	29,706	$ 828,903
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	61,786	221,297
Gubre Fabrikalari TAS(1)	21,886	151,828
Haci Omer Sabanci Holding AS	73,522	162,711
Hektas Ticaret TAS(1)	2,521,214	219,142
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	106,159	176,932
Is Gayrimenkul Yatirim Ortakligi AS(1)	927,266	397,744
Isiklar Enerji ve Yapi Holding AS(1)	289,700	66,324
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	219,426	169,412
Karsan Otomotiv Sanayii Ve Ticaret AS(1)	269,300	79,618
KOC Holding AS	129,168	557,397
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	48,179	110,209
Logo Yazilim Sanayi Ve Ticaret AS	147,998	476,642
Margun Enerji Uretim Sanayi VE Ticaret AS(1)	223,652	165,041
Mavi Giyim Sanayi Ve Ticaret AS, Class B(4)	111,900	204,128
MIA Teknoloji AS(1)	300,300	364,460
Migros Ticaret AS	32,232	420,446
MLP Saglik Hizmetleri AS(1)(4)	99,775	833,591
NET Holding AS(1)	71,800	71,968
Nuh Cimento Sanayi AS	12,278	85,100
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	1,320,894	176,198
Odine Solutions Teknoloji Ticaret VE Sanayi AS(1)	59,781	191,079
Oyak Cimento Fabrikalari AS(1)	267,071	214,092
Pegasus Hava Tasimaciligi AS(1)	50,156	340,357
Petkim Petrokimya Holding AS(1)	282,818	127,148
Sasa Polyester Sanayi AS(1)	2,581,712	254,310
Selcuk Ecza Deposu Ticaret ve Sanayi AS	128,343	219,997
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS(1)	175,700	149,327
Sok Marketler Ticaret AS	108,409	104,723
TAB Gida Sanayi Ve Ticaret AS	26,900	118,509
TAV Havalimanlari Holding AS(1)	18,200	116,140
Tofas Turk Otomobil Fabrikasi AS	60,130	284,157
Turk Altin Isletmeleri AS(1)	247,800	189,412
Turk Hava Yollari AO(1)	67,141	549,884
Turk Telekomunikasyon AS(1)	417,089	539,550
Turk Traktor ve Ziraat Makineleri AS	3,320	71,421
Turkcell Iletisim Hizmetleri AS	1,060,818	2,677,170
Turkiye Is Bankasi AS, Class C	782,177	252,656
Turkiye Petrol Rafinerileri AS	684,967	2,490,201
Turkiye Sise ve Cam Fabrikalari AS	149,987	152,349
Ulker Biskuvi Sanayi AS(1)	72,512	230,193
Vestel Elektronik Sanayi ve Ticaret AS(1)	57,591	74,162
Yapi ve Kredi Bankasi AS	316,986	200,892
Security	Shares	Value
Turkey (continued)
Ziraat Gayrimenkul Yatirim Ortakligi AS	1,504,758	$ 780,584
Zorlu Enerji Elektrik Uretim AS(1)	1,642,900	151,907
		$ 23,745,447
United Arab Emirates — 2.4%
Abu Dhabi Commercial Bank PJSC	99,231	$ 294,080
Abu Dhabi National Oil Co. for Distribution PJSC	825,400	763,275
ADNOC Drilling Co. PJSC	922,000	1,289,365
ADNOC Gas PLC	476,000	413,783
ADNOC Logistics & Services	148,200	198,781
Agthia Group PJSC	145,477	170,113
Air Arabia PJSC	646,580	544,386
Aldar Properties PJSC	412,264	941,474
Americana Restaurants International PLC	576,212	333,586
Apex Investment Co. PSC(1)	234,400	256,526
Borouge PLC	456,142	302,768
Dana Gas PJSC(1)	1,234,795	264,153
Dubai Electricity & Water Authority PJSC	2,100,300	1,410,411
Dubai Investments PJSC	527,093	339,514
Emaar Properties PJSC	303,415	1,098,826
Emirates Telecommunications Group Co. PJSC	249,055	1,145,609
EMSTEEL Building Materials PJSC(1)	208,300	64,481
Fertiglobe PLC	221,017	127,357
First Abu Dhabi Bank PJSC	296,080	1,112,488
Ghitha Holding PJSC(1)	6,700	32,685
Modon Holding PSC(1)	189,500	145,420
Salik Co. PJSC	154,007	210,219
		$ 11,459,300
United States — 0.0%†
Powerfleet, Inc.(1)	1	$ 6
		$ 6
Vietnam — 2.4%
Bamboo Capital Group JSC(1)	221,870	$ 33,778
Bank for Foreign Trade of Vietnam JSC(1)	444,182	1,114,701
Bank for Investment & Development of Vietnam JSC(1)	69,676	105,894
Binh Minh Plastics JSC	29,100	136,194
Development Investment Construction JSC(1)	301,811	235,384
Digiworld Corp.	150,540	222,111
Duc Giang Chemicals JSC	101,000	394,988
FLC Faros Construction JSC(1)(3)	6	0
FPT Digital Retail JSC(1)	68,195	441,084
Gelex Group JSC(1)	203,200	187,442
Ha Do Group JSC	111,100	114,925
HAGL JSC(1)	283,740	135,884

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Vietnam (continued)
Ho Chi Minh City Infrastructure Investment JSC	86,800	$ 46,766
Hoa Phat Group JSC(1)	1,318,232	1,385,481
Hoa Sen Group	163,770	110,622
Hoang Huy Investment Financial Services JSC(1)	267,400	189,102
Idico Corp. JSC	90,200	190,409
KIDO Group Corp.	48,035	104,251
Kinh Bac City Development Holding Corp.(1)	327,160	393,732
Masan Group Corp.(1)	229,632	601,532
Nam Kim Steel JSC(1)	311,100	183,452
PC1 Group JSC(1)	127,356	113,054
PetroVietnam Drilling & Well Services JSC(1)	459,477	396,580
Petrovietnam Fertilizer & Chemicals JSC	80,500	109,808
PetroVietnam Gas JSC	96,814	253,594
PetroVietnam Nhon Trach 2 Power JSC	91,200	71,278
PetroVietnam Power Corp.(1)	1,201,300	602,949
PetroVietnam Technical Services Corp.	92,872	111,522
Petrovietnam Transportation Corp.	115,280	112,073
Phat Dat Real Estate Development Corp.(1)	66,300	50,383
Saigon - Hanoi Commercial Joint Stock Bank	151,982	74,286
Saigon Beer Alcohol Beverage Corp.	45,800	87,777
SSI Securities Corp.	171,603	175,427
Tasco JSC(1)	130,800	75,099
Thanh Thanh Cong - Bien Hoa JSC(1)	137,755	80,219
Vietcap Securities JSC	79,599	120,075
Vietjet Aviation JSC(1)	91,994	342,622
Vietnam Construction and Import-Export JSC(1)	129,719	110,752
Vietnam Dairy Products JSC	319,848	759,176
Viglacera Corp. JSC	76,800	147,643
Vincom Retail JSC(1)	229,413	172,142
Vingroup JSC(1)	320,579	729,288
Vinh Hoan Corp.	54,240	133,069
Vinhomes JSC(1)(4)	228,500	459,773
		$ 11,616,321
Total Common Stocks (identified cost $274,914,869)		$481,771,237

Warrants — 0.0%†
Security	Shares	Value
Malaysia — 0.0%†
Supermax Corp. Bhd., Exp. 3/1/30(1)	81,456	$ 3,488
Top Glove Corp. Bhd., Exp. 2/9/30(1)	77,296	3,571
Total Warrants (identified cost $0)		$ 7,059

Short-Term Investments — 0.9%
Affiliated Fund — 0.0%†
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(8)	222,582	$ 222,582
Total Affiliated Fund (identified cost $222,582)		$ 222,582

Securities Lending Collateral — 0.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(9)	4,090,943	$ 4,090,943
Total Securities Lending Collateral (identified cost $4,090,943)		$ 4,090,943
Total Short-Term Investments (identified cost $4,313,525)		$ 4,313,525

Total Investments — 100.8% (identified cost $279,228,394)	$486,091,821
Other Assets, Less Liabilities — (0.8)%	$ (4,094,870)
Net Assets — 100.0%	$481,996,951
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2025. The aggregate market value of securities on loan at March 31, 2025 was $17,664,379 and the total market value of the collateral received by the Fund was $18,814,467, comprised of cash of $4,090,943 and U.S. government and/or agencies securities of $14,723,524.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2025, the aggregate value of these securities is $19,770,741 or 4.1% of the Fund's net assets.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2025, the aggregate value of these securities is $3,171,182 or 0.7% of the Fund's net assets.
(6)	Trading of securities has been sanctioned.

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(8)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2025.
(9)	Represents investment of cash collateral received in connection with securities lending.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	13.0%	$62,728,854
Industrials	10.3	49,903,499
Consumer Discretionary	10.1	48,852,221
Consumer Staples	10.0	48,090,959
Communication Services	9.9	47,799,675
Materials	9.6	46,137,601
Information Technology	8.9	42,778,687
Energy	8.6	41,687,346
Health Care	8.4	40,428,601
Utilities	6.0	28,968,646
Real Estate	5.1	24,402,207
Short-Term Investments	0.9	4,313,525
Total Investments	100.8%	$486,091,821
Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
PCL	– Public Company Limited
PFC Shares	– Preference Shares

The Fund did not have any open derivative instruments at March 31, 2025.
Affiliated Investments
At March 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $222,582, which represents less than 0.05% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,483,401	$16,423,897	$(17,684,716)	$ —	$ —	$222,582	$11,208	222,582
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

At March 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Africa	$ 5,130,456	$ 40,846,410	$ 0	$ 45,976,866
Asia	9,551,125	227,530,448	1,587,802	238,669,375
Developed Europe	174,060	2,435,750	—	2,609,810
Emerging Europe	283,414	65,898,901	0	66,182,315
Latin America	65,368,338	9,285,406	0	74,653,744
Middle East	494,628	53,184,493	0	53,679,121
North America	6	—	—	6
Total Common Stocks	$81,002,027	$399,181,408**	$1,587,802	$481,771,237
Warrants	$ 7,059	$ —	$ —	$ 7,059
Short-Term Investments:
Affiliated Fund	222,582	—	—	222,582
Securities Lending Collateral	4,090,943	—	—	4,090,943
Total Investments	$85,322,611	$399,181,408	$1,587,802	$486,091,821
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2025 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.